Commitments and Contingencies- Additional Information (Detail)		3 Months Ended	12 Months Ended
	Aug. 14, 2020 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Underwriting agreement, option period	45 days
Underwriting discount (in usd per share)	$ 0.20
Underwriting discount paid	6,900,000
Deferred underwriting discount (in usd per share)	0.35
Deferred underwriting commissions	$ 12,100,000	$ 12,075,000	$ 12,075,000
Wilco Holdco Inc
Class of Stock [Line Items]
Minimum amounts due under contractual commitments related to cloud computing agreements			$ 8,700,000
Contractual commitment description			The Company has contractual commitments that are not required to be recognized in the consolidated financial statements related to cloud computing and telecommunication services agreements. Minimum amounts due under these agreements are approximately $8.7 million through March of 2024 subject to customary business terms and conditions.
Maximum
Class of Stock [Line Items]
Number of demands		3
Over-Allotment Option
Class of Stock [Line Items]
Stock issued during period, new issues (in shares) | shares	4,500,000